Pioneer High Income Municipal Fund
Schedule of Investments  |  November 30, 2024

A: PIMAX	C: HICMX	Y: HIMYX

Schedule of Investments  |  11/30/24
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER — 100.0%
	Investment Company—100.0%
104,966,818(a)	Pioneer High Income Municipal Portfolio	$—	$3,976,676	$923,623	$1,105,642,851
	Total Investment Company (Cost $1,136,104,480)				$1,105,642,851

	TOTAL INVESTMENTS IN THE MASTER — 100.0% (Cost $1,136,104,480)				$1,105,642,851
	OTHER ASSETS AND LIABILITIES — (0.0)%†				$(20,310)
	net assets — 100.0%				$1,105,622,541

(a)	Non-income producing security.
†	Amount rounds to less than 0.1%.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$1,105,642,851	$—	$—	$1,105,642,851
Total Investments in the Master	$1,105,642,851	$—	$—	$1,105,642,851
During the period ended November 30, 2024, there were no transfers in or out of Level 3.
1Pioneer High Income Municipal Fund | 11/30/24